Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of Related Party Disclosures

As a result of the acquisition of Cutanea, the research and development cooperation as well as a sublease agreement, the following relationships with the Maruho Group are in place:

in EUR thousands	December 31, 2019	December 31, 2018	December 31, 2017
Revenue from research collaborations	686	129	1,423
Income from the reimbursement of costs by Maruho	6.215	-	-
Income from subleases	34	34	34
Accounts receivables	149	-	124
Receivables from start-up costs	3.646	-	-
Purchase price liability Cutanea (earn-out and start-up costs)	15.487	-	-
Other liabilties	72	-	-